CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ 1,517,138	$ (429,155)	$ (8,247,187)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants	(5,068,000)	(181,000)	7,240,000
Transaction costs allocated to warrant liability		580,000	580,000
Interest earned on investments held in Trust Account	(37,387)		(53,249)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	(13,409)		(273,852)
Accrued expenses	3,157,889		298,328
Net cash used in operating activities	(443,769)	(24,003)	(455,960)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(230,000,000)
Net cash used in investing activities			(230,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			225,796,000
Proceeds from sale of Private Placement Warrants			6,600,000
Proceeds from promissory note – related party			250,000
Repayment of promissory note – related party			(250,000)
Payment of offering costs	(17,000)		(677,806)
Net cash used in financing activities	(17,000)		231,743,194
Net Change in Cash	(460,769)		1,287,234
Cash - Beginning of period	1,287,234	$ 0	0
Cash - End of period	826,465		1,287,234
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Deferred underwriting fee payable			8,050,000
Offering costs included in accrued offering costs			17,000
Common Class A [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	0
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Initial classification of Class A common stock subject to possible redemption			202,384,370
Change in value of common stock subject to possible redemption	$ 1,517,140		$ (7,665,370)